Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) yr	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate	2.00%	2.00%
Decommissioning liability, credit-adjusted rate	10.00%	10.00%
Decommissioning liability, expected useful life | yr	50
Decommissioning liability	$ 172.6	$ 182.3	$ 121.6
Office lease provision, credit-adjusted discount rate	6.50%	6.50%
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability	$ 578.9	$ 582.7